Basis of preparation and recent accounting developments - Going concern (Details) - GBP (£) £ in Billions	12 Months Ended
	Mar. 31, 2020	Apr. 30, 2020
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Extended lockdown period, reasonable worst-case scenario for COVID-19	12 months
Reduced cash collection period, reasonable worst-case scenario for COVID-19	12 months
Fixed interest rate bonds | Borrowings transactions
Disclosure of detailed information about borrowings [line items]
Notional amount		£ 0.9